EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of comprehensive income and loss
Remeasurement of defined benefit plan	$ (2,865,423)	$ 2,381,650	$ (3,960,084)
Other comprehensive income, total	(31,955,107)	(21,166,027)	(170,052,729)
Cash Flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	19,232,249	52,393,210	(155,007,121)
Deferred taxes	(7,047,696)	(14,113,095)	43,070,637
Reclassification to the result by function	3,207	9,233	(993,365)
Other comprehensive income, total	12,187,760	38,289,348	(112,929,849)
Equity attributable to owners of the parent	12,184,553	38,280,115	(112,948,199)
Non-Controlling interests	3,207	9,233	18,350
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	(71,165,622)	(98,844,581)	(78,009,918)
Deferred taxes	29,114,514	37,650,601	23,777,899
Other comprehensive income, total	(42,051,108)	(61,193,980)	(54,232,019)
Equity attributable to owners of the parent	(42,426,360)	(61,349,533)	(53,903,278)
Non-Controlling interests	375,252	155,553	(328,741)
Benefit related to defines benefit plans
Movement of comprehensive income and loss
Increase (decrease)	(5,256,508)	6,374,693	(3,617,931)
Deferred taxes	1,419,257	(1,721,167)	976,841
Remeasurement of defined benefit plan	1,745,492	(2,914,921)	(249,771)
Other comprehensive income, total	(2,091,759)	1,738,605	(2,890,861)
Equity attributable to owners of the parent	(2,073,886)	1,763,133	(2,890,390)
Non-Controlling interests	$ (17,873)	$ (24,528)	$ (471)